DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2021
Acquisition 5[Member]
Name Of Acquisition	TruCom, LLC
Referred	TruCom
Incorporation Date	2015
Ownership Percentage	100.00%
Acquisition 6[Member]
Name Of Acquisition	CityNet Arizona, LLC
Referred	Nevada Utilities
Incorporation Date	2015
Ownership Percentage	100.00%
Acquisition 8[Member]
Name Of Acquisition	San Diego Media Inc.
Referred	SDM
Incorporation Date	2016
Ownership Percentage	100.00%
Acquisition 9[Member]
Name Of Acquisition	Blue Collar Production, Inc.
Referred	Blue Collar
Incorporation Date	2018
Ownership Percentage	100.00%
Acquisition 10[Member]
Name Of Acquisition	TPT SpeedConnect, LLC
Referred	TPT SpeedConnect
Incorporation Date	2019
Ownership Percentage	100.00%
Acquisition 1[Member]
Name Of Acquisition	TPT Global Tech, Inc.
Referred	Company or TPTG
Incorporation Date	1988
Ownership Percentage	100.00%
Acquisition 11[Member]
Name Of Acquisition	TPT Federal, LLC
Referred	TPT Federal
Incorporation Date	2020
Ownership Percentage	100.00%
Acquisition 12[Member]
Referred	TPT MedTech
Incorporation Date	2020
Ownership Percentage	100.00%
Acquisition 13[Member]
Name Of Acquisition	InnovaQor, Inc./TPT Strategic, Inc.
Referred	InnovaQor and TPT Strategic
Incorporation Date	2020
Ownership Percentage	94.00%
Acquisition 14[Member]
Name Of Acquisition	QuikLab 1 LLC
Referred	Quiklab 1
Incorporation Date	2020
Ownership Percentage	80.00%
Acquisition 15[Member]
Name Of Acquisition	QuikLAB 2, LLC
Referred	QuikLAB 2
Incorporation Date	2020
Ownership Percentage	80.00%
Acquisition 17[Member]
Name Of Acquisition	The Fitness Container, LLC
Referred	Air Fitness
Incorporation Date	2020
Ownership Percentage	75.00%
Acquisition 19[Member]
Name Of Acquisition	TPT MedTech UK LTD
Referred	TPT MedTech UK
Incorporation Date	2020
Ownership Percentage	100.00%
Acquisition 20[Member]
Name Of Acquisition	TPT Global Defense Systems, Inc.
Referred	TPT Global Defense
Incorporation Date	2-19-21
Ownership Percentage	100.00%
Acquisition 21[Member]
Name Of Acquisition	TPT Innovations Technology, Inc.
Referred	TPT Innovations
Incorporation Date	2-19-21
Ownership Percentage	100.00%
Acquisition 22[Member]
Name Of Acquisition	TPT Global Caribbean Inc.
Referred	TPT Caribbean
Incorporation Date	6-10-21
Ownership Percentage	100.00%
Acquisition 23[Member]
Name Of Acquisition	TPT Media and Entertainment, LLC
Referred	TPT Media and Entertainment
Incorporation Date	6-14-21
Ownership Percentage	100.00%
Acquisition 25[Member]
Name Of Acquisition	Digithrive, LLC
Referred	Digithrive
Ownership Percentage	100.00%
Acquisition 16[Member]
Name Of Acquisition	QuikLAB 3, LLC
Incorporation Date	2020
Ownership Percentage	80.00%
Acquisition 18[Member]
Name Of Acquisition	TPT Global Tech Asia Limited
Incorporation Date	2020
Ownership Percentage	78.00%
Acquisition 24[Member]
Name Of Acquisition	VuMe Live, LLC
Incorporation Date	11-17-21
Ownership Percentage	100.00%
Acquisition 2[Member]
Referred	K Telecom
Incorporation Date	2014
Ownership Percentage	100.00%
Acquisition 3[Member]
Name Of Acquisition	Global Telecom International LLC
Referred	Global Telecom
Incorporation Date	2014
Ownership Percentage	100.00%
Acquisition 4[Member]
Name Of Acquisition	Copperhead Digital Holdings, Inc.
Referred	Copperhead Digital or CDH
Incorporation Date	2015
Ownership Percentage	100.00%